Share capital and Pre-Funded Warrants - Share Capital (Issued and Outstanding) (Details)	Jan. 27, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2025 Options	Dec. 31, 2024 Options shares	Dec. 31, 2023 Options shares
Share capital and Pre-Funded Warrants
Stock Options		26,436,082	26,436,082	13,879,589	14,134,363
Share transactions
Share capital and Pre-Funded Warrants
Share consolidation ratio	0.0833
Stock Options	2,202,960
Common Shares
Share capital and Pre-Funded Warrants
Common Shares		185,507,153
Common Shares | Share transactions
Share capital and Pre-Funded Warrants
Common Shares	15,458,903
Pre-Funded Warrants
Share capital and Pre-Funded Warrants
Pre-Funded Warrants		37,916,940		51,567,780	39,702,780
Pre-Funded Warrants | Share transactions
Share capital and Pre-Funded Warrants
Pre-Funded Warrants	3,159,743